Investment Securities	12 Months Ended
Mar. 31, 2015
Investment Securities

(7) Investment Securities

Marketable equity securities are classified as available-for-sale securities. The acquisition cost, gross unrealized gains, gross unrealized losses and fair value at March 31, 2014 and 2015 were as follows:

	Yen (Millions)
	2014
	Acquisition cost	Gross unrealized gains	Gross unrealized losses	Fair value
Noncurrent:
Available-for-sale:
Equity securities	¥2,055	1,244	27	3,272

	Yen (Millions)
	2015
	Acquisition cost	Gross unrealized gains	Gross unrealized losses	Fair value
Noncurrent:
Available-for-sale:
Equity securities	¥987	786	—	1,773

Equity securities consist primarily of stocks issued by Japanese listed companies.

Proceeds from the sale of available-for-sale securities and gross realized gains on available-for-sales securities for the year ended March 31, 2013 were ¥425 million and ¥388 million. No losses were realized on the sale of available-for-sale securities for the year ended March 31, 2013. Proceeds from the sale of available-for-sale securities and gross realized gains on available-for-sale securities for the year ended March 31, 2014 were ¥2,482 million and ¥1,396 million. No losses were realized on the sale of available-for-sale securities for the year ended March 31, 2014. Proceeds from the sale of available-for-sale securities and gross realized gains on available-for-sale securities for the year ended March 31, 2015 were ¥1,781 million and ¥750 million. No losses were realized on the sale of available-for-sale securities for the year ended March 31, 2015.

For the years ended March 31, 2013, Advantest recognized impairment losses of ¥388 million, on available-for-sale securities, which were considered other-than-temporarily impaired and wrote them down to the fair value. There were no impairment losses on available-for-sale securities, which were not considered other-than-temporarily impaired for the years ended March 31, 2014 and 2015, respectively.

Gross unrealized losses on available-for-sale securities and the fair value of the related securities, aggregated by length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2014 and 2015, were as follows:

	Yen (Millions)
	2014
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Noncurrent:
Available-for-sale:
Equity securities	¥289	27	—	—

Yen (Millions)
2015
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Noncurrent:
Available-for-sale:
Equity securities	¥—	—	—	—

Advantest maintains non-marketable equity securities, which are recorded at cost. The carrying amounts of non-marketable equity securities were ¥469 million and ¥476 million at March 31, 2014 and 2015, respectively. Advantest had not estimated the fair value of other non-marketable equity securities aggregating ¥469 million and ¥476 million at March 31, 2014 and 2015, respectively, since it was not practicable to estimate the fair value of the investments due to the lack of readily determinable fair values and difficulty in estimating fair value without incurring excessive cost. Non-marketable equity securities that had impairment indicators were evaluated to determine whether the investments were impaired and the impairment, if any, was other than temporary. For the year ended March 31, 2013, non-marketable equity securities with a purchase cost of ¥20 million was written down to their estimated fair values of ¥8 million, resulting in other-than-temporary impairment charges of ¥12 million, which were included in impairment losses on investment securities in the accompanying consolidated statements of operations. No impairment indicators were recognized and, accordingly, no impairment losses were recorded on non-marketable equity securities for the years ended March 31, 2014 and 2015, respectively.